STATEMENT OF PROFIT OR LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENT OF PROFIT OR LOSS
NET REVENUE	R$ 40,164,687	R$ 36,921,980	R$ 14,444,690
Cost of Sales	(14,011,525)	(13,229,715)	(4,033,454)
GROSS PROFIT	26,153,162	23,692,265	10,411,236
OPERATING INCOME (EXPENSES)
Selling, marketing and logistics expenses	(16,999,225)	(15,702,787)	(6,395,586)
Administrative, R&D, IT and project expenses	(6,958,866)	(5,955,996)	(2,405,576)
Impairment losses on trade receivables	(837,822)	(727,695)	(209,515)
Other operating income (expenses), net	(239,019)	(516,190)	(49,311)
OPERATING INCOME BEFORE FINANCIAL RESULT	1,118,230	789,597	1,351,248
Financial income	4,006,563	4,738,391	1,955,784
Financial expenses	(5,033,540)	(5,773,810)	(2,795,874)
Taxes on formation of the Company			(206,592)
NET INCOME (LOSS) BEFORE INCOME TAX AND SOCIAL CONTRIBUTION	91,253	(245,822)	304,566
Income tax and social contribution	1,047,986	(274,744)	(149,099)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,139,239	(520,566)	155,467
DISCONTINUED OPERATIONS
NET LOSS FROM DISCONTINUED OPERATIONS	(98,550)	(143,112)
NET INCOME (LOSS) FOR THE YEAR	1,040,689	(663,678)	155,467
ATTRIBUTABLE TO
Controlling shareholders of the Company	1,047,960	(650,196)	155,467
Non-controlling shareholders	(7,271)	(13,482)
NET INCOME (LOSS) FOR THE YEAR	R$ 1,040,689	R$ (663,678)	R$ 155,467
EARNINGS (LOSS) PER SHARE IN THE YEAR -R$
Basic	R$ 0.761	R$ (0.522)	R$ 0.1796
Diluted	R$ 0.7503	R$ (0.522)	R$ 0.1779